UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1.  Schedule of Investments

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Consumer Discretionary — 11.9%
Alpha Group, Cl A	42,168	$137,739
Anhui Jianghuai Automobile Group, Cl A	65,300	108,622
Anhui Zhongding Sealing Parts, Cl A (A)(B)	41,900	151,514
BYD, Cl A	24,052	171,941
China Film, Cl A *	22,600	75,089
China Shipbuilding Industry Group Power, Cl A	12,200	53,614
Chinese Universe Publishing and Media, Cl A	33,000	95,921
Chongqing Changan Automobile, Cl A	62,700	134,792
CITIC Guoan Information Industry, Cl A	52,100	68,822
Gansu Gangtai Holding Group, Cl A (A)(B)	17,700	41,541
Global Top E-Commerce, Cl A	18,200	47,926
Gree Electric Appliances of Zhuhai, Cl A	20,500	72,625
Hangzhou Robam Appliances, Cl A	20,000	105,907
Jiangsu Broadcasting Cable Information Network, Cl A *	26,900	43,740
Leo Group, Cl A	37,200	85,379
Midea Group, Cl A	67,050	271,789
Qingdao Haier, Cl A	47,400	67,388
SAIC Motor, Cl A	67,700	228,443
Shanghai Jinjiang International Hotels Development, Cl A	27,700	117,425
Shanghai Oriental Pearl Media, Cl A	45,000	150,874
Shenzhen Overseas Chinese Town, Cl A	16,600	16,601
Suning Commerce Group, Cl A	136,200	224,403
Visual China Group, Cl A *	34,100	93,524
Wanda Cinema Line, Cl A	15,000	116,706
Wuchan Zhongda Group, Cl A	46,910	69,729
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	27,400	64,661
Zhejiang Wanfeng Auto Wheel, Cl A	31,600	89,850
		2,906,565
Consumer Staples — 6.3%
Fujian Sunner Development, Cl A *	12,500	38,168
Henan Shuanghui Investment & Development, Cl A	22,500	67,764
Inner Mongolia Yili Industrial Group, Cl A	44,900	113,712
Jiangsu Yanghe Brewery Joint-Stock, Cl A	16,300	165,592
Kweichow Moutai, Cl A	11,500	552,950
Luzhou Laojiao, Cl A	11,500	54,608

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Muyuan Foodstuff, Cl A	12,500	$41,873
Wuliangye Yibin, Cl A	44,300	219,795
Yonghui Superstores, Cl A	238,900	168,789
Yuan Longping High-tech Agriculture, Cl A	39,893	123,017
		1,546,268
Energy — 2.9%
China Merchants Energy Shipping, Cl A	162,900	115,796
China Petroleum & Chemical, Cl A	257,400	200,379
Geo-Jade Petroleum, Cl A	48,820	68,985
Guanghui Energy, Cl A	100,100	67,266
PetroChina, Cl A	122,100	139,679
Wintime Energy, Cl A	203,100	117,193
		709,298
Financials — 27.8%
Agricultural Bank of China, Cl A	557,900	248,866
AVIC Capital, Cl A	71,300	62,789
Bank of Beijing, Cl A	138,936	195,124
Bank of China, Cl A	560,600	277,497
Bank of Communications, Cl A	261,700	217,283
Bank of Nanjing, Cl A	81,100	126,502
Bank of Ningbo, Cl A	55,900	133,848
Bohai Financial Investment Holding, Cl A *	128,300	132,002
Changjiang Securities, Cl A	97,500	143,525
China Everbright Bank, Cl A	357,500	201,140
China Merchants Bank, Cl A	172,900	437,879
China Merchants Securities, Cl A	69,801	164,019
China Minsheng Banking, Cl A	264,400	345,457
China Pacific Insurance Group, Cl A	57,000	227,770
CITIC Securities, Cl A	102,600	237,104
Dongxing Securities, Cl A	48,300	139,420
Everbright Securities, Cl A	68,800	158,301
Founder Securities, Cl A	152,500	166,775
GF Securities, Cl A	73,300	177,831
Guosen Securities, Cl A	30,200	67,575
Guoyuan Securities, Cl A	39,100	111,963
Haitong Securities, Cl A	87,100	197,399
Huatai Securities, Cl A	48,000	123,359
Huaxia Bank, Cl A	102,800	160,498
Industrial & Commercial Bank of China, Cl A	398,000	252,562
Industrial Bank, Cl A	157,600	366,021

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial Securities, Cl A	55,600	$61,204
Orient Securities, Cl A	72,400	161,792
Ping An Bank, Cl A	172,580	225,984
Ping An Insurance Group of China, Cl A	85,400	435,387
SDIC Essence Holdings, Cl A	24,100	54,134
Shanghai Pudong Development Bank, Cl A	180,670	421,420
Shanxi Securities, Cl A	57,400	99,280
Shenwan Hongyuan Group, Cl A (A)(B)	247,960	223,358
Western Securities, Cl A	10,400	31,082
		6,786,150
Health Care — 7.2%
Beijing SL Pharmaceutical, Cl A	32,100	123,375
Beijing Tongrentang, Cl A	22,855	103,200
China Resources Sanjiu Medical & Pharmaceutical, Cl A	39,660	141,131
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	48,300	166,664
Guizhou Bailing Group Pharmaceutical, Cl A	22,400	61,048
Harbin Pharmaceutical Group, Cl A *	96,100	118,647
Jiangsu Hengrui Medicine, Cl A	27,940	182,930
Kangmei Pharmaceutical, Cl A	71,500	183,650
Searainbow Holding, Cl A *	14,300	86,526
Shanghai RAAS Blood Products, Cl A	28,260	93,895
Shenzhen Salubris Pharmaceuticals, Cl A	14,632	61,564
Shijiazhuang Yiling Pharmaceutical, Cl A	26,600	65,988
Sichuan Kelun Pharmaceutical, Cl A	59,700	138,480
Tasly Pharmaceutical Group, Cl A	24,100	143,882
Yunnan Baiyao Group, Cl A	8,200	89,853
		1,760,833
Industrials — 16.4%
AVIC Aero-Engine Controls, Cl A	11,300	40,228
AVIC Aircraft, Cl A	21,000	64,243
AVIC Aviation Engine, Cl A	31,100	146,516
AVIC Electromechanical Systems, Cl A	22,200	58,427
Beijing Orient Landscape & Environment, Cl A	43,850	89,284
China Baoan Group, Cl A	34,020	50,716
China CSSC Holdings, Cl A	6,200	24,632
China First Heavy Industries, Cl A	76,100	59,242
China Railway Construction, Cl A	72,500	124,772
China Railway Group, Cl A	169,200	215,715
China Shipbuilding Industry, Cl A	105,900	108,041
China Southern Airlines, Cl A	146,300	147,784

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Spacesat, Cl A	11,500	$51,696
China State Construction Engineering, Cl A	292,300	372,657
CMST Development, Cl A	118,400	154,528
COSCO Shipping Development, Cl A *	103,200	60,588
COSCO Shipping Holdings, Cl A *	186,300	140,472
CRRC, Cl A	172,400	242,370
Daqin Railway, Cl A	141,200	143,852
Galaxy Biomedical Investment, Cl A *	31,700	72,254
Guoxuan High-Tech, Cl A	22,600	100,781
Hainan Airlines, Cl A *	342,600	160,713
Hefei Meiya Optoelectronic Technology, Cl A	40,100	122,097
Luxshare Precision Industry, Cl A	14,450	43,145
Metallurgical Corp of China, Cl A	120,800	81,003
NARI Technology, Cl A (A)(B)	58,000	136,205
Power Construction Corp of China, Cl A	139,300	145,524
Sany Heavy Industry, Cl A	40,200	35,286
Sinotrans Air Transportation Development, Cl A	46,300	110,195
Sinovel Wind Group, Cl A *	150,500	50,676
Suzhou Gold Mantis Construction Decoration, Cl A	60,400	85,087
Taihai Manoir Nuclear Equipment, Cl A	14,100	108,791
Xiamen C & D, Cl A *	24,500	37,722
XJ Electric, Cl A	19,000	49,622
Yingkou Port Liability, Cl A	295,500	147,548
Zhejiang Chint Electrics, Cl A	20,800	59,860
Zhengzhou Yutong Bus, Cl A	56,238	158,530
		4,000,802
Information Technology — 8.1%
Addsino, Cl A (A)(B)	4,000	8,397
Aisino, Cl A	19,000	54,543
Beijing Xinwei Technology Group, Cl A (A)(B)	23,600	54,335
BOE Technology Group, Cl A	234,700	96,588
China Security & Fire, Cl A (A)(B)	7,500	18,444
Dawning Information Industry, Cl A	8,200	32,826
DHC Software, Cl A	8,800	29,504
Dongxu Optoelectronic Technology, Cl A	41,300	66,917
Fiberhome Telecommunication Technologies, Cl A	33,000	119,711
GoerTek, Cl A	11,900	45,412
GRG Banking Equipment, Cl A	64,945	124,105
Guangzhou Haige Communications Group, Cl A	7,800	13,076
Hangzhou Hikvision Digital Technology, Cl A	69,000	236,404

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hangzhou Liaison Interactive Information Technology, Cl A	30,100	$60,508
Hundsun Technologies, Cl A	13,500	91,573
Iflytek, Cl A	13,000	50,676
Jiangsu Protruly Vision Technology Group, Cl A *	57,200	108,976
Sanan Optoelectronics, Cl A	28,745	55,385
Shanghai 2345 Network Holding Group, Cl A	76,100	123,959
Shanghai DZH, Cl A *	50,100	54,645
Shenzhen O-film Tech, Cl A	11,300	55,740
Suzhou Victory Precision Manufacture, Cl A	34,800	41,412
Tatwah Smartech, Cl A *	35,400	83,183
Tianjin Zhonghuan Semiconductor, Cl A (A)(B)	9,600	11,244
Tsinghua Tongfang, Cl A	78,200	155,849
Yonyou Network Technology, Cl A	21,700	65,011
Zhejiang Dahua Technology, Cl A	30,350	59,743
ZTE, Cl A	27,140	62,290
		1,980,456
Materials — 8.1%
Aluminum Corp of China, Cl A *	124,900	75,844
Anhui Conch Cement, Cl A	58,400	142,523
Beijing Shougang, Cl A *	117,500	111,929
China Hainan Rubber Industry Group, Cl A	42,200	42,264
China Northern Rare Earth Group High-Tech, Cl A	89,900	158,727
Hubei Biocause Pharmaceutical, Cl A	95,900	105,566
Inner Mongolia BaoTou Steel Union, Cl A *	508,300	204,066
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	176,100	117,831
Jiangxi Ganfeng Lithium, Cl A	7,700	29,373
Kangde Xin Composite Material Group, Cl A	26,795	73,682
Kingenta Ecological Engineering Group, Cl A	121,100	137,663
Org Packaging, Cl A	85,200	105,925
Shandong Gold Mining, Cl A	17,200	90,362
Shanxi Taigang Stainless Steel, Cl A	176,700	100,179
Tianqi Lithium Industries, Cl A	8,800	41,091
Wanhua Chemical Group, Cl A	42,100	130,428
Xiamen Tungsten, Cl A	9,600	30,418
Xinxing Ductile Iron Pipes, Cl A	177,900	132,347
Zhongjin Gold, Cl A	26,700	46,450
Zijin Mining Group, Cl A	209,200	100,544
		1,977,212
Real Estate — 6.2%
China Fortune Land Development, Cl A	46,000	158,199

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Merchants Shekou Industrial Zone Holdings, Cl A	43,182	$101,842
China Vanke, Cl A	94,500	279,441
Financial Street Holdings, Cl A	62,500	92,633
Future Land Holdings, Cl A	35,300	59,684
Gemdale, Cl A	36,700	68,441
Poly Real Estate Group, Cl A	148,900	195,619
RiseSun Real Estate Development, Cl A	53,600	60,545
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	29,200	92,985
Shanghai SMI Holding, Cl A (A)(B)	25,075	66,066
Shanghai Zhangjiang High-Tech Park Development, Cl A	18,100	46,152
Suning Universal, Cl A	49,900	61,967
Xinhu Zhongbao, Cl A	203,800	121,995
Zhejiang China Commodities City Group, Cl A	59,200	73,686
Zhongtian Urban Development Group, Cl A (A)(B)	54,900	49,295
		1,528,550
Telecommunication Services — 1.0%
China United Network Communications, Cl A	242,400	254,974

Utilities — 3.5%
China National Nuclear Power, Cl A	59,500	60,446
China Yangtze Power, Cl A	87,183	158,823
Huadian Power International, Cl A	215,606	153,572
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	335,500	148,693
Shenergy, Cl A	191,000	161,331
Zhejiang Zheneng Electric Power, Cl A	222,100	173,538
		856,403
TOTAL COMMON STOCK (Cost $25,887,492)		24,307,511

TOTAL INVESTMENTS — 99.4% (Cost $25,887,492)†		$24,307,511

Percentages are based on Net Assets of $24,447,108

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such securities as of December 31, 2016 was $760,399 and represents 3.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2016 was $760,399 and represents 3.1% of Net Assets.

Cl — Class

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Bosera MSCI China A Share ETF

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$2,713,510	$—	$193,055	$2,906,565
Consumer Staples	1,546,268	—	—	1,546,268
Energy	709,298	—	—	709,298
Financials	6,562,792	—	223,358	6,786,150
Health Care	1,760,833	—	—	1,760,833
Industrials	3,864,597	—	136,205	4,000,802
Information Technology	1,888,036	—	92,420	1,980,456
Materials	1,977,212	—	—	1,977,212
Real Estate	1,413,189	—	115,361	1,528,550
Telecommunication Services	254,974	—	—	254,974
Utilities	856,403	—	—	856,403
Total Common Stock	23,547,112	—	760,399	24,307,511
Total Investments in Securities	$23,547,112	$—	$760,399	$24,307,511

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2016	$484,406
Accrued discounts/premiums	—
Realized gain/(loss)	(36,746)
Change in unrealized appreciation/(depreciation)	(12,099)
Purchases	203,507
Sales	(122,025)
Transfer into Level 3	590,442
Transfer out of Level 3	(347,086)
Ending balance as of December 31, 2016	$760,399

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(11,660)

† At December 31, 2016, the tax basis cost of the Fund’s investments was $25,887,492, and the unrealized appreciation and depreciation were $487,127 and $(2,067,108), respectively.

For the period ended December 31, 2016 there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2016, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0600

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 88.3%
Consumer Discretionary — 16.9%
China Lodging Group ADR *	1,800	$93,312
China Maple Leaf Educational Systems	52,000	34,474
Goodbaby International Holdings	61,000	29,189
Huangshan Tourism Development, Cl A	13,950	32,218
Huayu Automotive Systems, Cl A	30,800	70,690
Nexteer Automotive Group	66,000	78,317
SAIC Motor, Cl A	32,000	107,979
Shanghai Jin Jiang International Hotels Group, Cl H	168,000	44,420
		490,599
Consumer Staples — 12.4%
Angel Yeast, Cl A	29,244	74,988
China Agri-Industries Holdings *	217,712	85,084
Inner Mongolia Yili Industrial Group, Cl A	41,800	105,861
Want Want China Holdings	146,452	93,880
		359,813
Financials — 7.3%
China Pacific Insurance Group, Cl A	25,500	101,897
Ping An Insurance Group of China, Cl A	21,400	109,102
		210,999
Health Care — 11.8%
China Animal Healthcare (A)(B)	4,000	5
China Biologic Products *	600	64,512
Harbin Pharmaceutical Group, Cl A *	58,800	72,596
Jiangsu Hengrui Medicine, Cl A	17,125	112,121
Sinopharm Group, Cl H	22,880	94,286
		343,520
Industrials — 5.4%
Weichai Power, Cl H	59,368	91,428
Zhengzhou Yutong Bus, Cl A	22,740	64,102
		155,530
Information Technology — 28.2%
AAC Technologies Holdings	13,500	122,670
Changyou.com ADR *	1,400	29,708
ChinaCache International Holdings ADR *	4,400	11,264
Hanergy Thin Film Power Group *(A)(B)	65,064	84
Hollysys Automation Technologies	1,620	29,678

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Kingsoft	29,000	$59,473
NetEase ADR	537	115,637
Shengyi Technology, Cl A	55,500	87,848
Sohu.com *	1,467	49,717
Sunny Optical Technology Group	24,075	105,421
Tencent Holdings	4,942	120,918
TravelSky Technology, Cl H	41,000	86,197
		818,615
Materials — 0.4%
BBMG, Cl H	35,674	12,331
China Lumena New Materials *(A)(B)	28,720	37
China Shanshui Cement Group (A)(B)	10,672	28
Tianhe Chemicals Group *(A)(B)	40,000	52
		12,448
Utilities — 5.9%
Beijing Jingneng Clean Energy, Cl H	209,632	65,162
Beijing Jingneng Power, Cl A	91,900	55,541
Yunnan Wenshan Electric Power, Cl A	25,951	49,927
		170,630
TOTAL CHINA		2,562,154
HONG KONG — 6.0%
Consumer Discretionary — 2.2%
Skyworth Digital Holdings	111,806	63,739

Information Technology — 3.8%
ASM Pacific Technology	8,400	89,004
Digital China Holdings	26,000	19,685
		108,689
TOTAL HONG KONG		172,428
SINGAPORE — 5.2%
Information Technology — 5.2%
Flex *	4,000	57,480
IGG	81,000	54,535

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Kulicke & Soffa Industries *	2,500	$39,875
TOTAL SINGAPORE		151,890

TOTAL COMMON STOCK (Cost $2,628,288)		2,886,472

TOTAL INVESTMENTS — 99.5% (Cost $2,628,288)†		$2,886,472

Percentages are based on Net Assets of $2,902,062

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such securities as of December 31, 2016 was $206 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2016 was $206 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$490,599	$—	$—	$490,599
Consumer Staples	359,813	—	—	359,813
Financials	210,999	—	—	210,999
Health Care	343,515	—	5	343,520
Industrials	155,530	—	—	155,530
Information Technology	818,531	—	84	818,615
Materials	12,331	—	117	12,448
Utilities	170,630	—	—	170,630
Hong Kong	172,428	—	—	172,428
Singapore	151,890	—	—	151,890
Total Common Stock	2,886,266	—	206	2,886,472
Total Investments in Securities	$2,886,266	$—	$206	$2,886,472

Schedule of Investments (unaudited)	December 31, 2016

KraneShares Zacks New China ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2016	$6,064
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(5,858)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of December 31, 2016	$206

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(5,858)

† At December 31, 2016, the tax basis cost of the Fund’s investments was $2,628,288, and the unrealized appreciation and depreciation were $412,716 and $(154,532), respectively.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0700

Schedule of Investments (unaudited)	December 31, 2016

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 98.2%
Consumer Discretionary — 28.4%
500.com ADR, Cl A *	117,111	$1,795,311
Cogobuy Group *	2,664,818	4,021,381
Ctrip.com International ADR *	318,768	12,750,720
JD.com ADR *	567,322	14,432,672
Jumei International Holding ADR *	390,102	1,954,411
Qunar Cayman Islands ADR *	158,754	4,783,258
TAL Education Group ADR *	121,600	8,530,240
Tuniu ADR *	170,412	1,491,105
Vipshop Holdings ADR *	733,723	8,078,290
		57,837,388
Industrials — 1.8%
51job ADR *	106,865	3,612,037

Information Technology — 68.0%
21Vianet Group ADR *	222,829	1,562,031
58.com ADR *	261,627	7,325,556
Alibaba Group Holding ADR *	207,269	18,200,291
Autohome ADR *	246,121	6,221,939
Baidu ADR *	101,195	16,637,470
Baozun ADR *	118,778	1,433,650
Bitauto Holdings ADR *	166,870	3,160,518
Boyaa Interactive International	1,897,000	868,595
Changyou.com ADR *	95,461	2,025,683
Cheetah Mobile ADR *	250,183	2,391,750
Fang Holdings ADR *	1,247,276	4,091,065
HC International *	2,777,900	2,038,688
Kingsoft	4,124,000	8,457,414
Momo ADR *	356,218	6,547,287
NetEase ADR	39,152	8,430,992
NQ Mobile ADR, Cl A *	355,729	1,145,447
SINA *	120,938	7,351,821
Sohu.com *	126,567	4,289,356
Tencent Holdings	907,400	22,201,786
Tian Ge Interactive Holdings	3,559,000	2,203,388
Weibo ADR *	143,631	5,831,419
Yirendai ADR *	36,364	753,462

Schedule of Investments (unaudited)	December 31, 2016

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
YY ADR *	133,757	$5,272,701
		138,442,309
TOTAL CHINA		199,891,734
HONG KONG — 1.6%
Information Technology — 1.6%
NetDragon Websoft Holdings	1,201,252	3,331,152

TOTAL COMMON STOCK (Cost $234,266,338)		203,222,886

TOTAL INVESTMENTS — 99.8% (Cost $234,266,338)†		$203,222,886

Percentages are based on Net Assets of $203,581,895

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At December 31, 2016, the tax basis cost of the Fund’s investments was $234,266,338, and the unrealized appreciation and depreciation were $4,909,248 and $(35,952,700), respectively.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0700

Schedule of Investments (unaudited)	December 31, 2016

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 87.9%
CHINA — 87.9%
Consumer Staples — 10.0%
COFCO Group
2.650%, 06/09/2017	5,000,000	$716,822
Guizhou Expressway Group
2.890%, 02/24/2017	4,000,000	574,519
		1,291,341
Financials — 14.4%
Haidian State-owned Assets
2.780%, 09/06/2017	7,000,000	1,000,255
Qinghai State-owned Assets Investment Management Ltd.
3.700%, 04/21/2017	3,000,000	431,588
Shandong State-owned Assets
2.780%, 07/15/2017	3,000,000	430,061
		1,861,904
Industrials — 15.6%
Capital Airports Holding
2.670%, 04/25/2017	2,000,000	286,614
Henan Zhongyuan Expressway Ltd.
3.190%, 02/12/2017	3,000,000	431,242
Jiangsu Communications Holding
2.950%, 05/23/2017	3,000,000	429,678
Shanghai Urban Construction Group
2.700%, 05/08/2017	3,000,000	427,757
Xiamen Iport Group
2.770%, 04/10/2017	3,000,000	430,353
		2,005,644
Materials — 5.6%
China National Gold Group
3.180%, 02/11/2017	3,000,000	431,425
Shougang Group
3.070%, 03/14/2017	2,000,000	287,309
		718,734
Real Estate — 11.1%
Wenzhou City Construction Investment Group Ltd.
3.050%, 03/31/2017	10,000,000	1,435,121

Schedule of Investments (unaudited)	December 31, 2016

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A) /Shares	Value
COMMERCIAL PAPER — continued
Utilities — 31.2%
China National Nuclear
2.790%, 03/12/2017	3,000,000	$431,082
Chongqing Water Asset Management Ltd.
2.810%, 06/09/2017	3,000,000	430,200
Dadu River Hydropower Development
2.740%, 04/10/2017	2,000,000	287,126
GD Power Development Ltd.
2.580%, 04/09/2017	10,000,000	1,435,375
Guodian Shandong Electric Power
2.930%, 01/28/2017	5,000,000	718,969
Shanghai Electric Power Ltd.
2.750%, 03/11/2017	5,000,000	717,866
		4,020,618
TOTAL COMMERCIAL PAPER (Cost $11,898,437)		11,333,362

SHORT-TERM INVESTMENTS(B)(C) — 0.0%
China Universal Express Income Money Market Fund, 2.314%	359	52
Xianjinbao Real-Time Redemption Money Market Fund, 2.193%	3,246	467
TOTAL SHORT-TERM INVESTMENTS (Cost $–)		519

TOTAL INVESTMENTS — 87.9% (Cost $11,898,437)†		$11,333,881

Percentages are based on Net Assets of $12,894,350

(A) In CNY unless otherwise indicated.

(B) Class is not available.

(C) The rate shown is the 7-day effective yield as of December 31, 2016.

CNY — Chinese Yuan

Ltd. — Limited

As of December 31, 2016, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At December 31, 2016, the tax basis cost of the Fund’s investments was $11,898,437, and the unrealized appreciation and depreciation were $676 and $(565,232), respectively.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0500

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 80.8%‡
BRAZIL — 4.7%
Consumer Discretionary — 0.4%
Lojas Renner	1,100	$7,831

Consumer Staples — 1.3%
Ambev	2,850	14,361
BRF	900	13,342
		27,703
Energy — 0.8%
Petroleo Brasileiro *	1,298	6,756
Ultrapar Participacoes	427	8,980
		15,736
Financials — 0.8%
BB Seguridade Participacoes	910	7,912
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	1,720	8,720
		16,632
Information Technology — 0.3%
Cielo	676	5,793

Materials — 0.8%
Vale	2,000	15,780

Telecommunication Services — 0.3%
TIM Participacoes	2,193	5,276
TOTAL BRAZIL		94,751
CHILE — 0.9%
Energy — 0.2%
Empresas COPEC	456	4,370

Financials — 0.1%
Banco Santander Chile	56,610	3,149

Utilities — 0.6%
Enel Americas	45,128	7,335
Enel Generacion Chile	9,353	6,171
		13,506
TOTAL CHILE		21,025

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 21.3%
Consumer Discretionary — 1.3%
BYD, Cl H	3,475	$18,309
Ctrip.com International ADR *	188	7,520
Shanghai Jinjiang International Hotels Development	200	426
		26,255
Consumer Staples — 0.2%
Hengan International Group	560	4,113

Energy — 2.0%
China Petroleum & Chemical, Cl H	16,500	11,705
China Shenhua Energy, Cl H	4,701	8,853
CNOOC	9,826	12,293
PetroChina, Cl H	11,984	8,934
		41,785
Financials — 6.5%
Agricultural Bank of China, Cl H	26,397	10,827
Bank of China, Cl H	48,396	21,473
China CITIC Bank, Cl H	21,858	13,899
China Construction Bank, Cl H	57,296	44,118
China Life Insurance, Cl H	7,483	19,496
New China Life Insurance, Cl H	1,445	6,635
PICC Property & Casualty, Cl H	2,340	3,646
Ping An Insurance Group of China, Cl H	3,000	15,013
		135,107
Health Care — 0.3%
China Medical System Holdings	3,340	5,290

Industrials — 1.6%
Anhui Expressway, Cl H	15,512	11,944
China Communications Construction, Cl H	14,690	16,901
CITIC	3,780	5,412
		34,257
Information Technology — 6.8%
Alibaba Group Holding ADR *	378	33,192
Baidu ADR *	173	28,443
Hanergy Thin Film Power Group *(A)(B)	4,364	6
NetEase ADR	78	16,796

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tencent Holdings	2,558	$62,588
		141,025
Real Estate — 0.6%
China Overseas Land & Investment	2,839	7,525
China Resources Land	2,214	4,980
		12,505
Telecommunication Services — 1.5%
China Mobile	2,972	31,510

Utilities — 0.5%
ENN Energy Holdings	882	3,629
Huaneng Power International, Cl H	9,077	6,018
		9,647
TOTAL CHINA		441,494
COLOMBIA — 1.4%
Energy — 0.3%
Ecopetrol	14,710	6,762

Financials — 0.6%
Bancolombia	507	4,259
Financiera Colombiana	195	2,405
Grupo de Inversiones Suramericana	377	4,797
		11,461
Materials — 0.5%
Cementos Argos	1,089	4,302
Grupo Argos	940	6,037
		10,339
TOTAL COLOMBIA		28,562
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	4,491

Utilities — 0.4%
CEZ	461	7,738
TOTAL CZECH REPUBLIC		12,229
EGYPT — 2.2%
Financials — 1.3%
Commercial International Bank Egypt SAE	4,326	17,437

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Egyptian Financial Group-Hermes Holding *	6,108	$8,601
		26,038
Industrials — 0.2%
ElSewedy Electric	1,111	4,544

Real Estate — 0.3%
Talaat Moustafa Group	11,045	5,562

Telecommunication Services — 0.4%
Global Telecom Holding SAE *	19,879	7,884
		7,884
TOTAL EGYPT		44,028
HONG KONG — 1.1%
Consumer Discretionary — 0.2%
Haier Electronics Group	2,056	3,235

Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman *	112	38

Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	4,894
Industrial & Commercial Bank of China, Cl H	19,441	11,660
People's Insurance Group of China, Cl H	6,452	2,547
		19,101
TOTAL HONG KONG		22,374
HUNGARY — 0.3%
Financials — 0.3%
OTP Bank	210	6,024
TOTAL HUNGARY		6,024
INDIA — 14.2%
Consumer Discretionary — 1.5%
Tata Motors ADR	900	30,951

Financials — 6.7%
HDFC Bank ADR	1,500	91,020
ICICI Bank ADR	6,517	48,812
		139,832

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.1%
Dr Reddy's Laboratories ADR	512	$23,183

Information Technology — 3.8%
Infosys ADR	4,045	59,988
Wipro ADR	1,962	18,992
		78,980
Materials — 1.1%
Vedanta ADR	1,908	23,697
TOTAL INDIA		296,643
INDONESIA — 6.2%
Consumer Discretionary — 1.1%
Astra International	38,102	23,403

Consumer Staples — 0.7%
Indofood Sukses Makmur	12,428	7,311
Unilever Indonesia	2,784	8,018
		15,329
Financials — 2.5%
Bank Central Asia	12,820	14,749
Bank Mandiri Persero	12,722	10,930
Bank Negara Indonesia Persero	20,176	8,274
Bank Rakyat Indonesia Persero	20,841	18,061
		52,014
Industrials — 0.5%
United Tractors	7,104	11,205

Materials — 0.4%
Semen Indonesia Persero	12,163	8,283

Telecommunication Services — 1.0%
Telekomunikasi Indonesia Persero	67,448	19,925
TOTAL INDONESIA		130,159

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 1.5%
Consumer Discretionary — 0.1%
Genting	1,603	$2,859

Industrials — 0.4%
Gamuda	7,674	8,177

Materials — 0.4%
Petronas Chemicals Group	4,820	7,500

Utilities — 0.6%
Petronas Gas	1,305	6,196
Tenaga Nasional	1,817	5,630
		11,826
TOTAL MALAYSIA		30,362
MEXICO — 4.3%
Consumer Discretionary — 0.4%
Grupo Televisa	1,774	7,445

Consumer Staples — 0.9%
Fomento Economico Mexicano	1,336	10,233
Grupo Bimbo, Ser A	1,430	3,254
Wal-Mart de Mexico	3,372	6,073
		19,560
Financials — 0.7%
Gentera	4,178	6,761
Grupo Financiero Banorte, Cl O	1,536	7,612
		14,373
Industrials — 0.4%
Grupo Aeroportuario del Sureste, Cl B	374	5,417
Promotora y Operadora de Infraestructura	412	3,460
		8,877
Materials — 1.0%
Cemex *	12,141	9,771
Grupo Mexico	3,992	10,908
		20,679

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Fibra Uno Administracion REIT	3,433	$5,279

Telecommunication Services — 0.6%
America Movil	19,782	12,502
TOTAL MEXICO		88,715
PAKISTAN — 2.0%
Energy — 1.4%
Oil & Gas Development	10,465	16,579
Pakistan Petroleum	7,376	13,298
		29,877
Materials — 0.6%
Fauji Fertilizer	11,972	11,971
TOTAL PAKISTAN		41,848
PERU — 1.1%
Financials — 0.8%
Credicorp	105	16,575

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	502	5,663
TOTAL PERU		22,238
PHILIPPINES — 1.4%
Consumer Staples — 0.2%
Universal Robina	1,150	3,782
		3,782
Financials — 0.2%
Ayala	315	4,629

Industrials — 0.6%
International Container Terminal Services	3,777	5,467
SM Investments	510	6,720
		12,187

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Ayala Land	9,000	$5,793

Telecommunication Services — 0.1%
Globe Telecom	80	2,428
TOTAL PHILIPPINES		28,819
POLAND — 1.3%
Energy — 0.5%
Polski Koncern Naftowy ORLEN	466	9,523

Financials — 0.8%
Bank Pekao	130	3,918
Powszechna Kasa Oszczednosci Bank Polski	698	4,705
Powszechny Zaklad Ubezpieczen	1,098	8,735
		17,358
TOTAL POLAND		26,881
RUSSIA — 7.3%
Consumer Staples — 1.0%
Magnit PJSC GDR	463	20,442

Energy — 4.0%
Gazprom PJSC	9,824	24,872
Lukoil PJSC	569	32,149
Novatek OAO	130	1,686
Rosneft PJSC	1,064	7,021
Tatneft *	2,482	17,361
		83,089
Financials — 1.6%
Sberbank of Russia PJSC	9,698	27,524
VTB Bank PJSC	4,583,252	5,556
		33,080
Materials — 0.7%
MMC Norilsk Nickel *	88	14,592
TOTAL RUSSIA		151,203
SOUTH AFRICA — 1.5%
Consumer Discretionary — 0.7%
Naspers, Cl N	77	11,341

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Steinhoff International Holdings	506	$2,638
		13,979
Financials — 0.5%
Remgro	634	10,341

Information Technology — 0.3%
Sasol	244	7,117
TOTAL SOUTH AFRICA		31,437
TAIWAN — 2.4%
Energy — 0.2%
Formosa Petrochemical	1,447	5,028

Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	3,163	17,813

Materials — 1.3%
Formosa Chemicals & Fibre	2,556	7,637
Formosa Plastics	3,312	9,167
Nan Ya Plastics	4,403	9,727
		26,531
TOTAL TAIWAN		49,372
THAILAND — 1.9%
Consumer Staples — 0.3%
CP ALL	4,096	7,149

Energy — 0.8%
PTT	865	8,985
Thai Oil	3,342	6,743
		15,728
Health Care — 0.2%
Bumrungrad Hospital	824	4,165

Industrials — 0.2%
Airports of Thailand	470	5,224

Telecommunication Services — 0.4%
Advanced Info Service	1,805	7,409
TOTAL THAILAND		39,675

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 2.5%
Consumer Discretionary — 0.3%
Arcelik	986	$5,943

Consumer Staples — 0.3%
BIM Birlesik Magazalar	496	6,909

Energy — 0.5%
Tupras Turkiye Petrol Rafinerileri	505	10,157

Financials — 0.7%
Akbank	2,892	6,429
Turkiye Garanti Bankasi	3,481	7,541
		13,970
Industrials — 0.4%
KOC Holding	2,195	8,611

Telecommunication Services — 0.3%
Turkcell Iletisim Hizmetleri	2,250	6,237
TOTAL TURKEY		51,827
UNITED ARAB EMIRATES — 0.7%
Financials — 0.2%
Abu Dhabi Commercial Bank PJSC	1,164	2,187
First Gulf Bank PJSC	534	1,868
		4,055
Real Estate — 0.5%
Emaar Properties PJSC	5,130	9,959

Telecommunication Services — 0.0%
Emirates Telecommunications Group PJSC	186	952
TOTAL UNITED ARAB EMIRATES		14,966
TOTAL COMMON STOCK (Cost $1,773,686)		1,674,632

OTHER INVESTMENT COMPANY — 14.6%
KraneShares Bosera MSCI China A ETF**	11,342	303,398
TOTAL OTHER INVESTMENT COMPANY (Cost $426,974)		303,398

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
PREFERRED STOCK(C) — 3.0%
BRAZIL—3.0%
Energy — 0.7%
Petroleo Brasileiro*	3,200	$14,620
Financials — 2.0%
Banco Bradesco	1,584	14,114
Itau Unibanco Holding	1,672	17,389
Itausa - Investimentos Itau	3,336	8,487
		39,990
Telecommunication Services — 0.3%
Telefonica Brasil	500	6,772
TOTAL BRAZIL		61,382
TOTAL PREFERRED STOCK (Cost $58,844)		61,382

TOTAL INVESTMENTS — 98.4% (Cost $2,259,504)†		$2,039,412

Percentages are based on Net Assets of $2,072,582

** Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended December 31, 2016 are as follows:

Change in
Value of			Unrealized		Value of	Balance of
Shares as	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
of 3/31/16	at Cost	from Sales	(Depreciation)	Gain (Loss)	12/31/16	as of 12/31/16	Income
KraneShares Bosera MSCI China A Share ETF
$355,203	$91,379	$(113,890)	$24,131	$(53,425)	$303,398	11,342	$5,682

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Trust. The total value of such securities as of December 31, 2016 was $6 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2016 was $6 and represents 0.0% of Net Assets.
(C)	Rates not available for international preferred securities.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

Ser — Series

Schedule of Investments (unaudited)	December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$94,751	$—	$—	$94,751
Chile	21,025	—	—	21,025
China
Consumer Discretionary	26,255	—	—	26,255
Consumer Staples	4,113	—	—	4,113
Energy	41,785	—	—	41,785
Financials	135,107	—	—	135,107
Health Care	5,290	—	—	5,290
Industrials	34,257	—	—	34,257
Information Technology	141,019	—	6	141,025
Real Estate	12,505	—	—	12,505
Telecommunication Services	31,510	—	—	31,510
Utilities	9,647	—	—	9,647
Colombia	28,562	—	—	28,562
Czech Republic	12,229	—	—	12,229
Egypt	44,028	—	—	44,028
Hong Kong	22,374	—	—	22,374
Hungary	6,024	—	—	6,024
India	296,643	—	—	296,643
Indonesia	130,159	—	—	130,159
Malaysia	30,362	—	—	30,362
Mexico	88,715	—	—	88,715
Pakistan	41,848	—	—	41,848
Peru	22,238	—	—	22,238
Philippines	28,819	—	—	28,819
Poland	26,881	—	—	26,881
Russia	151,203	—	—	151,203
South Africa	31,437	—	—	31,437
Taiwan	49,372	—	—	49,372
Thailand	39,675	—	—	39,675
Turkey	51,827	—	—	51,827
United Arab Emirates	14,966	—	—	14,966
Total Common Stock	1,674,626	—	6	1,674,632
Other Investment Company	303,398	—	—	303,398
Preferred Stock	61,382	—	—	61,382
Total Investments in Securities	$2,039,406	$—	$6	$2,039,412

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

† At December 31, 2016, the tax basis cost of the Fund’s investments was $2,259,504, and the unrealized appreciation and depreciation were $134,961 and $(355,053), respectively.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2016, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0400

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: February 27, 2017

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: February 27, 2017